Critical accounting estimates and judgments (Details) £ / shares in Units, £ in Thousands		12 Months Ended
	Sep. 19, 2006	Dec. 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 GBP (£)	May 26, 2017 shares	May 18, 2017 shares	May 02, 2017 shares	Jul. 31, 2016 shares warrant	Jul. 29, 2016 shares warrant £ / shares
Disclosure of detailed information about business combination [line items]
Assumed contingent obligation		£ 875	£ 802	£ 594
Discount percent			12.00%
Number of units issued (in shares) | shares		1,555,796,345			330,824	5,539,080	47,653,100		31,115,926
Placing price (in pounds per unit) | £ / shares		£ 0.02873							£ 1.4365
Number of ordinary shares (in shares) | shares								1	1
Number warrants (in warrants) | warrant								1	1
Number of shares subscribed from warrant maximum (in shares) | shares		622,318,538
Research and development expense		£ 23,717	£ 4,522	£ 7,270
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Reported change to the value of the liability		£ 73	£ 200
Discount percent	12.00%	12.00%
Warrants
Disclosure of detailed information about business combination [line items]
Number of shares subscribed from warrant maximum (in shares) | shares		12,401,262	12,446,370						12,446,370
Clinical Research Organization
Disclosure of detailed information about business combination [line items]
Research and development expense		£ 18,500
Accruals		4,600
Prepayments		£ 500